REVENUE AND COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE AND COST OF SALES
Schedule Of Revenue
	2022	2021
Concentrate sales	$43,648	$11,208
Provisional pricing adjustments	539	20
	$44,187	$11,228

Schedule Of Cost Of Sales
	2022	2021
Production costs	$26,749	$4,905
Stand-by costs	-	800
Write down of equipment	330	-
Depreciation and depletion	2,046	1,976
	$29,125	$7,681